SCHEDULE OF FAIR VALUE OF FOUNDER SHARES (Details) - DHC Acquisition Corp [Member] - Founder Shares [Member]	Dec. 31, 2023 $ / shares yr	Feb. 28, 2023 $ / shares yr
Measurement Input, Risk Free Interest Rate [Member]
Equity securities, FV-NI, measurement input	5.38	4.72
Measurement Input, Expected Term [Member]
Equity securities, FV-NI, measurement input | yr	0.42	0.76
Measurement Input Probability of Occruence of Business Combination One [Member]
Equity securities, FV-NI, measurement input | $ / shares	10.67	10.21
Measurement Input, Share Price [Member]
Equity securities, FV-NI, measurement input | $ / shares	0.00	0.00
Measurement Input Probability of Transaction [Member]
Equity securities, FV-NI, measurement input	50.00	50.00
Measurement Input Present Value Factor [Member]
Equity securities, FV-NI, measurement input | yr	1.01	0.97